26. Salaries and social security taxes payable (Tables)	12 Months Ended
Dec. 31, 2019
Salaries And Social Security Taxes Payable
Salaries and social security taxes payable
	12.31.19	12.31.18
Non-current
Early retirements payable	39,495	22,887
Seniority-based bonus	201,075	227,353
Total non-current	240,570	250,240

Current
Salaries payable and provisions	2,104,368	2,428,861
Social security payable	274,583	232,403
Early retirements payable	28,101	15,759
Total current	2,407,052	2,677,023

Salaries and social security taxes charged to profit or loss
	2019	2018	2017
Salaries	6,299,020	6,668,287	7,530,793
Social security taxes	2,449,619	2,593,223	2,928,640
Total salaries and social security taxes	8,748,639	9,261,510	10,459,433